Related Parties - Disclosure Of Information About Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Short-term employee benefits	$ 10.2	$ 8.6	$ 7.0
Post-employment benefits	0.4	0.3	0.2
Share-based payments	4.2	0.1	0.1
Total	$ 14.8	$ 9.0	$ 7.3